LOANS PAYABLE DUE TO RELATED PARTIES (Details Narrative)	Jul. 31, 2021 USD ($)
Former Chief Executive Officer [Member]
Defined Benefit Plan Disclosure [Line Items]
Loans Payable	$ 97,000